Related Party Balances and Transactions - Schedule of Selling and Marketing and General Administrative Expenses (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Related Party Transaction [Line Items]
Salaries and other short term employee benefits	$ 2,896,850	$ 369,031	$ 5,255,916
Payments to defined contribution pension schemes	36,000	4,588	36,000
Total	$ 2,932,850	$ 373,619	$ 5,291,916